Deposits for Rental Vehicles (Tables)	12 Months Ended
Dec. 31, 2019
Deposits for Rental Vehicles [Abstract]
Schedule of deposits for rental vehicles
	December 31, 2019	December 31, 2018

Deposits for rental vehicles	3,246,277	2,482,592
Total	$3,246,277	$2,482,592